Schedule of Information Related to Stock Options (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	May 24, 2023	Mar. 10, 2023	Jan. 27, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price			$ 152.50	$ 791.00	$ 738.50
Options outstanding, Number of options	10,243	10,243	4,153	38	286
Options exercisable, weighted average remaining life in life	5 years	5 years
Options exercisable, Number of options	6,150	5,690
Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 152.50	$ 152.50
Options outstanding, Number of options	4,157	4,157
Options exercisable, weighted average remaining life in life	9 years 1 month 6 days	9 years
Options exercisable, Number of options	429	429
Exercise Price Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 738.50	$ 738.50
Options outstanding, Number of options	286	286
Options exercisable, weighted average remaining life in life	8 years 9 months 18 days
Options exercisable, Number of options	95
Exercise Price Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 791.00	$ 791.00
Options outstanding, Number of options	38	38
Options exercisable, weighted average remaining life in life	8 years 10 months 24 days
Options exercisable, Number of options	12
Exercise Price Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 1,760.50	$ 1,760.50
Options outstanding, Number of options	1,910	1,910
Options exercisable, weighted average remaining life in life	1 year 9 months 18 days	2 years 1 month 6 days
Options exercisable, Number of options	1,910	1,910
Exercise Price Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 3,965.50	$ 3,965.50
Options outstanding, Number of options	37	37
Options exercisable, weighted average remaining life in life	8 years 2 months 12 days	8 years 6 months
Options exercisable, Number of options	37	37
Exercise Price Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 4,053.00	$ 4,053.00
Options outstanding, Number of options	2,095	2,095
Options exercisable, weighted average remaining life in life	5 years	5 years 3 months 18 days
Options exercisable, Number of options	2,095	2,095
Exercise Price Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price	$ 5,726.00	$ 5,726.00
Options outstanding, Number of options	1,720	1,720
Options exercisable, weighted average remaining life in life	7 years 2 months 12 days	7 years 4 months 24 days
Options exercisable, Number of options	1,572	1,219